Inventory - Schedule of Inventory (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Inventory Disclosure [Abstract]
Raw materials and supplies	$ 45	$ 24
Work in progress		316
Finished goods	278	560
Inventory write downs	(79)
Inventory net	$ 244	$ 900